Angel Oak Core Impact Fund
Schedule of Investments
October 31, 2021 (Unaudited)	Principal
	Amount	Value
Asset-Backed Securities ― 30.67%
Aqua Finance Trust, Series 2020-AA, Class A, 1.900%, 7/17/2046 (a)	$375,890	$378,829
Foundation Finance Trust, Series 2021-1A, Class B, 1.870%, 5/15/2041 (a)	596,000	596,966
Goldman Home Improvement Trust, Series 2021-GRN2, Class D, 4.000%, 6/25/2051 (a)	500,000	487,391
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.150%, 6/26/2051 (a)	438,847	435,415
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.100%, 5/20/2048 (a)	474,052	467,763
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, 1.930%, 7/20/2048 (a)	970,928	957,426
Helios Issuer LLC, Series 2021-B, Class A, 1.620%, 7/20/2048 (a)	967,528	953,827
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A, 2.290%, 1/20/2048 (a)	409,909	413,266
Marlette Funding Trust, Series 2019-4A, Class C, 3.760%, 12/15/2029 (a)	750,000	773,422
Marlette Funding Trust, Series 2020-1A, Class D, 3.540%, 3/15/2030 (a)	893,000	919,867
Marlette Funding Trust, Series 2021-1A, Class D, 2.470%, 6/16/2031 (a)	242,000	241,885
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026 (a)	400,000	401,282
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.590%, 9/15/2026 (a)	1,500,000	1,494,876
Mosaic Solar Loans LLC, Series 2017-2A, Class A, 3.820%, 6/22/2043 (a)	82,434	86,899
Mosaic Solar Loans LLC, Series 2021-2A, Class B, 2.100%, 4/22/2047 (a)	484,183	480,990
Tesla Auto Lease Trust, Series 2020-A, Class D, 2.330%, 2/20/2024 (a)	730,000	745,545
Tesla Auto Lease Trust, Series 2020-A, Class E, 4.640%, 8/20/2024 (a)	300,000	312,569
Tesla Auto Lease Trust, Series 2021-A, Class A2, 0.360%, 3/20/2025 (a)	578,829	580,184
Tesla Auto Lease Trust, Series 2021-A, Class E, 2.640%, 3/20/2025 (a)	500,000	503,434
Tricolor Auto Securitization Trust, Series 2021-1A, Class C, 1.330%, 9/16/2024 (a)	1,000,000	999,015
TOTAL ASSET-BACKED SECURITIES (Cost ― $12,282,552)		$12,230,851

Commercial Mortgage-Backed Securities ― 6.06%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 2.490% (1 Month LIBOR USD + 2.400%), 9/15/2036 (a)(b)	1,000,000	995,653
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, 1.340% (1 Month LIBOR USD + 1.250%), 1/17/2034 (a)(b)	110,367	110,794
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2021-NYAH, Class H, 0.000% (1 Month LIBOR USD + 3.390%), 6/15/2038 (a)(b)(c)	300,000	299,998
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/2041 (a)	500,000	510,893
X-Caliber Funding LLC, Series 2021-LBC, 5.000%, 10/15/2024 (a)	500,000	498,461
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $2,424,407)		$2,415,799

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 21.83%
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 2.230% (1 Month LIBOR USD + 2.150%), 1/25/2026 (a)(b)	370,349	368,973
Federal Home Loan Mortgage Corp., Series K-G02, Class A1, 2.044%, 11/25/2028	500,000	516,205
Federal Home Loan Mortgage Corp., Series 2021-P009, Class A1, 1.132%, 11/25/2029	496,639	490,700
Federal Home Loan Mortgage Corp., Series K-SG1, Class A2, 1.503%, 9/25/2030	975,000	956,811
Federal Home Loan Mortgage Corp., Series K-G04, Class A2, 1.487%, 11/25/2030	1,065,000	1,043,681
Federal Home Loan Mortgage Corp., Series 2021-P009, Class A2, 1.878%, 1/25/2031	500,000	510,859
Federal Home Loan Mortgage Corp., Series K-G05, Class A2, 2.000%, 1/25/2031	1,400,000	1,428,130
Federal National Mortgage Association, Series 2021-M1G, Class A2, 1.510%, 11/25/2030 (d)	1,500,000	1,469,880
Federal National Mortgage Association, Series 2021-M3G, Class A2, 1.250%, 1/25/2031 (d)	2,000,000	1,920,256
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $8,853,595)		$8,705,495

Corporate Obligations ― 19.86%
Basic Materials ― 2.66%
Compass Minerals International, Inc., 6.750%, 12/1/2027 (a)	1,000,000	1,060,000

Consumer, Cyclical ― 5.60%
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	1,000,000	957,393
Ford Motor Credit Co. LLC, 3.625%, 6/17/2031	500,000	506,250
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.000%, 6/1/2031 (a)	750,000	769,687
		2,233,330
Consumer, Non-cyclical ― 1.27%
Mozart Debt Merger Sub, Inc., 5.250%, 10/1/2029 (a)	500,000	508,125

Energy ― 5.81%
New Fortress Energy, Inc., 6.750%, 9/15/2025 (a)	625,000	609,575
Renewable Energy Group, Inc., 5.875%, 6/1/2028 (a)	1,000,000	1,052,500
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)	400,000	397,500
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (a)	250,000	259,050
		2,318,625
Financial ― 3.25%
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (a)	250,000	248,129
OneMain Finance Corp., 3.500%, 1/15/2027	300,000	293,625
Preferred Bank, 3.375% (SOFR + 2.780%), 6/15/2031 (b)	250,000	255,130
Starwood Property Trust, Inc., 3.625%, 7/15/2026 (a)	500,000	500,648
		1,297,532
Industrial ― 1.27%
Seaspan Corp., 5.500%, 8/1/2029 (a)	500,000	505,580
TOTAL CORPORATE OBLIGATIONS (Cost ― $7,963,612)		$7,923,192

Residential Mortgage-Backed Securities ― 14.03%
Bellemeade Re Ltd., Series 2021-1A, Class M1B, 2.249% (SOFR30A + 2.200%), 3/25/2031 (a)(b)	300,000	309,156
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.617%, 6/25/2056 (a)(d)	444,735	444,921
LHOME Mortgage Trust, Series 2020-RTL1, Class A1, 3.228%, 10/25/2024 (a)	300,000	303,951
MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/2060 (a)(d)	500,000	501,064
MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/2060 (a)(d)	500,000	500,389
Mortgage Insurance-Linked Notes, Series 2019-2, Class M1A, 1.289% (1 Month LIBOR USD + 1.200%), 6/25/2029 (a)(b)	272,950	273,757
Oaktown Re II LTD, Series 2018-1A, Class M1, 1.639% (1 Month LIBOR USD + 1.550%), 7/25/2028 (a)(b)	330,485	321,776
PRPM LLC, Series 2021-RPL1, Class M1, 2.680%, 7/25/2051 (a)(d)	1,000,000	1,002,327
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/2059 (a)(d)	388,587	389,865
Towd Point Mortgage Trust, Series 2018-SJ1, Class B2, 5.500%, 10/25/2058 (a)(d)	975,630	986,862
Towd Point Mortgage Trust, Series 2020-4, Class M1, 2.875%, 10/25/2060 (a)	565,000	563,889
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $5,628,016)		$5,597,957

Residential Mortgage-Backed Securities - U.S. Government Agency ― 5.48%
Federal Home Loan Mortgage Corp., 2.000%, 6/1/2036	484,694	497,452
Government National Mortgage Assocation, 2.500%, 4/20/2051	291,793	299,975
Government National Mortgage Association, 2.000%, 5/20/2036	287,323	294,867
Government National Mortgage Association, 2.500%, 2/20/2051	281,770	290,728
Government National Mortgage Association, 2.500%, 4/20/2051	294,434	303,794
Government National Mortgage Association, 2.500%, 4/20/2051	292,388	302,049
Government National Mortgage Association, 2.500%, 4/20/2051	191,828	197,207
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $2,201,290)		$2,186,072

Short Term Investments ― 2.64%	Shares
Money Market Funds ― 2.64%
First American Government Obligations Fund, Class U, 0.026% (e)	1,051,127	1,051,127
TOTAL SHORT TERM INVESTMENTS (Cost ― $1,051,127)		$1,051,127
TOTAL INVESTMENTS ― 100.57% (Cost ― $40,404,599)		$40,110,493
Liabilities in Excess of Other Assets ― (0.57%)		(228,588)
NET ASSETS ― 100.00%		$39,881,905

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2021, the value of these securities amounted to $26,524,374 or 66.51% of net assets.

(b)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of October 31, 2021.

(c)	Security issued on a when-issued basis. On October 31, 2021, the total value of investments purchased on a when-issued basis was $299,998 or 0.75% of net assets.
(d)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2021.
(e)	Rate disclosed is the seven day yield as of October 31, 2021.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2021:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ -	$ 12,230,851	$ -	$ 12,230,851
Commercial Mortgage-Backed Securities	-	2,415,799	-	2,415,799
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	8,705,495	-	8,705,495
Corporate Obligations	-	7,923,192	-	7,923,192
Residential Mortgage-Backed Securities	-	5,597,957	-	5,597,957
Residential Mortgage-Backed Securities - U.S. Government Agency	-	2,186,072	-	2,186,072
Short-Term Investments	1,051,127	-	-	1,051,127
Total	$ 1,051,127	$ 39,059,366	$ -	$ 40,110,493

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2021, the Fund did not recognize any transfers to or from Level 3.